Pension Plans (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefits Text Block Abstract
Duties when turning over period	60 years
Plan assets	$ 6,819	$ 7,200